Taxes Payable	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Taxes payable	TAXES PAYABLE
27.1Accounting policies
Taxes payable represent tax obligations arising from the Company’s operating activities, mainly from the transport of passengers and cargo.
27.2Breakdown of taxes payable

	December 31,
Description	2023	2022

Government installment payment program federal	157,970	96,547
Social Integration Program (" PIS ") and Contribution to Social Security Financing (" COFINS ")	4,231	55,385
Taxes withheld	76,520	49,906
Import taxes	13,483	15,189
Others	2,251	48,156
	254,455	265,183

Current	142,168	193,588
Non-current	112,287	71,595
In the first quarter of 2023, the Company opted to pay federal taxes in installments over 60 months in the amount of R$103,650.